Wintrust Capital Disciplined Equity Fund
RISK/RETURN
Investment Objective:
The Fund seeks to provide total return that exceeds the total return of the S&P 500 Index over long-term cycles.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Fund shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wintrust Capital Disciplined Equity Fund	Class A	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wintrust Capital Disciplined Equity Fund		Class A	Class I	Class Y
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.35%	0.10%	none
Other Expenses		0.37%	0.32%	0.35%
Total Annual Fund Operating Expenses		1.32%	1.02%	0.95%
Fee Waiver	[1]	(0.42%)	(0.37%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver		0.90%	0.65%	0.55%
[1]	The Fund's adviser has contractually agreed to reduce its fees and to r eimburse expenses, at least until July 31, 201 2 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.90%,0.65% and 0.55% of the daily average net assets attributable to each of the Class A, Class I and Class Y shares, respectively. Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or reimbursed. This agreement maybe terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Wintrust Capital Disciplined Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	587	858	1,149	1,976
Class I	66	288	527	1,214
Class Y	56	263	486	1,130

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 125% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund invests, under normal market conditions, at least 80% of its assets in the common stock of large-capitalization companies, although it is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the S&P 500 Index (ranging from  $1 .68 billion to  $ 404.14 billion, with an average of  $ 25 . 58 billion, as of June 30 , 201 1) . The S&P 500 Index is an unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation, with a focus on the large cap segment of the U.S. market.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the S&P 500, as a result of the quantitative process discussed below, Great Lakes Advisors, LLC (the “Adviser”) and Advanced Investment Partners, LLC (the “Sub-Adviser”) anticipate that generally the Fund’s capitalization weightings will be similar to those of the S&P 500 Index. The Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange.

The Fund follows a “core” strategy in that it is intended not to exhibit a pronounced style bias towards either “growth” or “value.”  The Sub-Adviser’s proprietary quantitative process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time. The Fund is actively managed using a proprietary quantitative process which projects a stock’s performance based upon a variety of factors, such as the stock’s growth or value traits, market capitalization, earnings volatility, earnings yield, financial leverage or currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given current economic conditions. The process then measures the relative sensitivity of each of the stocks in the Fund’s investable universe to the various factors and projects each stock’s performance based on this sensitivity. Stocks are selected for purchase or sale through a disciplined analysis intended to maximize the Fund’s overall projected return while maintaining risk levels (as measured by volatility) similar to that of the S&P 500 Index.

In addition to investing in common stocks within the S&P 500 Index, the Fund may invest in exchange traded funds (“ETF’s”) in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to companies within the Fund’s benchmark index.

The Sub-Adviser determines the size of each position owned by the Fund by analyzing the tradeoffs among a number of factors, including the attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

  Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Sub-Adviser's proprietary quantitative investment process.  The Sub-Adviser's assessment of the attractiveness and potential appreciation of particular investments in which the Fund invest may prove to be incorrect and there is no guarantee that the Sub-Adviser's investment strategy will produce the desired results.

  Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

  Company Risk: Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time.  The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company.  While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.

  Risks Associated with Investing in ETFs: ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund's direct fees and expenses. Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting the Fund's performance.

  Foreign Investing:  The Fund may invest in foreign-domiciled companies whose regular shares trade on U.S. and Canadian stock exchanges.  While such firms must meet certain disclosure requirements, investing in foreign companies may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, expropriation, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

  Portfolio Turnover Risk: The Fund’s trading activity could increase its transaction costs (thereby lowering performance) and increase the amount of taxes that a shareholder may pay.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class Y shares of the Fund for each full calendar year since the Fund's inception. Returns for Class A and Class I shares, which are not presented, will vary from the returns for Class Y shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-942-8434 or visiting www.whummer.com.

Class Y Annual Total Return For Calendar Year Ended December 31

The Fund’s Class Y shares year-to-date return as of June 30, 2011 was 4.32%.

Best Quarter:	4th Quarter 2010	11.35%
Worst Quarter:	2nd Quarter 2010	(10.90)%

Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns Wintrust Capital Disciplined Equity Fund	1 Year	Since Inception	Inception Date
Class Y	14.46%	21.34%	Jun 1, 2009
Class Y After Taxes on Distributions	13.37%	20.51%
Class Y After Taxes on Distributions and Sales	9.75%	17.92%
Class A	14.12%	20.99%	Jun 1, 2009
Class I	14.40%	21.35%	Jun 1, 2009
S&P 500® Index	15.06%	22.43%

Wintrust Capital Small Cap Opportunity Fund
RISK/RETURN
Investment Objective:
The Fund seeks to provide total return that exceeds the total return of the Russell 2000 Index over long-term market cycles.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Fund shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wintrust Capital Small Cap Opportunity Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wintrust Capital Small Cap Opportunity Fund		Class A	Class I
Management Fees		0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.50%	0.50%
Total Annual Fund Operating Expenses		1.35%	1.10%
Fee Waiver	[1]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.24%	0.99%
[1]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2012. to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.24% and 0.99% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or reimbursed. This agreement maybe terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Wintrust Capital Small Cap Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	620	896	1,192	2,034
Class I	101	339	596	1,330

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover was 136% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests, under normal market conditions, at least 80% of its assets in the common stock of small-capitalization companies, although it is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund defines small-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the Russell 2000 Index (as of June 30, 2011, ranging from  $ 81.74 million to  $ 3 . 19 billion, with an average of  $ 762.34 million) . The Russell 2000 Index is an unmanaged index of the 2000 stocks ranked smaller in market capitalization than the largest 1000 stocks of the U.S. market.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the Russell 2000, as a result of the investment process discussed below, Great Lakes Advisors, LLC (the “Adviser”) anticipates that generally the Fund’s capitalization weightings will be similar to those of the Russell 2000 Index. The Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may also invest in foreign-domiciled companies whose shares trade on a U.S. and/or Canadian stock exchange.

The Fund follows a “core” strategy in that it does intend not to exhibit a pronounced style bias towards either “growth” or “value.”  The Adviser’s proprietary investment process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time.

The Fund is actively managed using a fundamental process that incorporates both quantitative screening techniques and rigorous investment analysis, which, in the small cap universe, the Adviser believes can add value due to the lack of an efficient market.  Many listed securities have limited published research coverage, which may result in the market not fully assessing the value or growth prospects of the companies.

The Adviser seeks to invest in the securities of companies it believes are undervalued by the marketplace in relation to the company’s ability to generate attractive returns on capital.  Attractive returns can then be reinvested in growth opportunities or a return of capital to shareholder in the form of dividends, debt repayment, or share buybacks.  The Adviser considers measures such as price/book (P/B) ratio, price/sales (P/S) ratio, price/earnings (P/E) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s future cash flows.

In addition to investing in common stocks, the Fund may invest in exchange traded funds (“ETF’s”) in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to companies within the Fund’s benchmark index.

The Adviser determines the size of each position (i.e., stocks owned by the Fund) by analyzing the tradeoffs among a number of factors, including the attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

Holdings are generally sold as they reach the Adviser’s valuation targets, or if the situation changes in an unexpected way which may permanently impair return prospects.  For example, situations can change due to management mis s -steps or changes in the macro-economic environment.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

  Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Adviser's proprietary investment process.  The Adviser's assessment of the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's investment strategy will produce the desired results.

  Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

  Company Risk: Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time.  The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company.  While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.

  Small Company Risk: Companies with smaller market capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

  Risks Associated with Investing in ETFs: ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund's direct fees and expenses. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting the Fund's performance.

  Foreign Investing:  The Fund may invest in foreign-domiciled companies whose regular shares trade on U.S. and Canadian stock exchanges.  While such firms must meet certain disclosure requirements, investing in foreign companies may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, expropriation, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

  Portfolio Turnover Risk: The Fund’s trading activity could increase its transaction costs (thereby lowering performance) and increase the amount of taxes that a shareholder may pay.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund's inception. Returns for Class A shares, which are not presented, will vary from the returns for Class I shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-942-8434 or visiting www.whummer.com.

Class I Annual Total Return For Calendar Year s Ended December 31

The Fund’s Class I shares year-to-date return as of June 30,  2011 was 18.39% .

Best Quarter:	2nd Quarter 2009	28.42%
Worst Quarter:	1st Quarter 2009	(16.27)%

Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns Wintrust Capital Small Cap Opportunity Fund	1 Year	Since Inception	Inception Date
Class I	27.09%	35.21%	Dec 5, 2008
Class I After Taxes on Distributions	24.87%	33.21%
Class I After Taxes on Distributions and Sales	18.49%	29.54%
Class A	26.71%	34.79%	Dec 5, 2008
Russell 2000 ® Index	26.86%	31.06%

The Russell 2000Ò Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  After-tax returns for Class A shares will vary from the after-tax returns for Class I shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 28, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 28, 2011
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Wintrust Capital Disciplined Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return that exceeds the total return of the S&P 500 Index over long-term cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Fund shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Fund shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund invests, under normal market conditions, at least 80% of its assets in the common stock of large-capitalization companies, although it is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the S&P 500 Index (ranging from  $1 .68 billion to  $ 404.14 billion, with an average of  $ 25 . 58 billion, as of June 30 , 201 1) . The S&P 500 Index is an unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation, with a focus on the large cap segment of the U.S. market.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the S&P 500, as a result of the quantitative process discussed below, Great Lakes Advisors, LLC (the “Adviser”) and Advanced Investment Partners, LLC (the “Sub-Adviser”) anticipate that generally the Fund’s capitalization weightings will be similar to those of the S&P 500 Index. The Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange.

The Fund follows a “core” strategy in that it is intended not to exhibit a pronounced style bias towards either “growth” or “value.”  The Sub-Adviser’s proprietary quantitative process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time. The Fund is actively managed using a proprietary quantitative process which projects a stock’s performance based upon a variety of factors, such as the stock’s growth or value traits, market capitalization, earnings volatility, earnings yield, financial leverage or currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given current economic conditions. The process then measures the relative sensitivity of each of the stocks in the Fund’s investable universe to the various factors and projects each stock’s performance based on this sensitivity. Stocks are selected for purchase or sale through a disciplined analysis intended to maximize the Fund’s overall projected return while maintaining risk levels (as measured by volatility) similar to that of the S&P 500 Index.

In addition to investing in common stocks within the S&P 500 Index, the Fund may invest in exchange traded funds (“ETF’s”) in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to companies within the Fund’s benchmark index.

The Sub-Adviser determines the size of each position owned by the Fund by analyzing the tradeoffs among a number of factors, including the attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

  Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Sub-Adviser's proprietary quantitative investment process.  The Sub-Adviser's assessment of the attractiveness and potential appreciation of particular investments in which the Fund invest may prove to be incorrect and there is no guarantee that the Sub-Adviser's investment strategy will produce the desired results.

  Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

  Company Risk: Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time.  The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company.  While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.

  Risks Associated with Investing in ETFs: ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund's direct fees and expenses. Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting the Fund's performance.

  Foreign Investing:  The Fund may invest in foreign-domiciled companies whose regular shares trade on U.S. and Canadian stock exchanges.  While such firms must meet certain disclosure requirements, investing in foreign companies may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, expropriation, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

  Portfolio Turnover Risk: The Fund’s trading activity could increase its transaction costs (thereby lowering performance) and increase the amount of taxes that a shareholder may pay.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class Y shares of the Fund for each full calendar year since the Fund's inception. Returns for Class A and Class I shares, which are not presented, will vary from the returns for Class Y shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-942-8434 or visiting www.whummer.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class Y shares of the Fund for each full calendar year since the Fund's inception. Returns for Class A and Class I shares, which are not presented, will vary from the returns for Class Y shares.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	null
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	null
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-942-8434
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.whummer.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Annual Total Return For Calendar Year Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	null
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s Class Y shares year-to-date return as of June 30, 2011 was 4.32%.

Best Quarter:	4th Quarter 2010	11.35%
Worst Quarter:	2nd Quarter 2010	(10.90)%

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	null
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	null
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.90%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	null
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	null
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	null
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	null
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	null
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	null
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	null
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	null
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	null
Wintrust Capital Disciplined Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load)(as a percentage of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	587
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	858
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
1 Year	rr_AverageAnnualReturnYear01	14.12%
Since Inception	rr_AverageAnnualReturnSinceInception	20.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
Wintrust Capital Disciplined Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	527
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,214
1 Year	rr_AverageAnnualReturnYear01	14.40%
Since Inception	rr_AverageAnnualReturnSinceInception	21.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
Wintrust Capital Disciplined Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	486
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,130
Annual Return 2010	rr_AnnualReturn2010	14.46%
1 Year	rr_AverageAnnualReturnYear01	14.46%
Since Inception	rr_AverageAnnualReturnSinceInception	21.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
Wintrust Capital Disciplined Equity Fund | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.37%
Since Inception	rr_AverageAnnualReturnSinceInception	20.51%
Wintrust Capital Disciplined Equity Fund | Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.75%
Since Inception	rr_AverageAnnualReturnSinceInception	17.92%
Wintrust Capital Disciplined Equity Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	22.43%
Wintrust Capital Small Cap Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return that exceeds the total return of the Russell 2000 Index over long-term market cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Fund shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover was 136% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Fund shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in the common stock of small-capitalization companies, although it is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund defines small-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the Russell 2000 Index (as of June 30, 2011, ranging from  $ 81.74 million to  $ 3 . 19 billion, with an average of  $ 762.34 million) . The Russell 2000 Index is an unmanaged index of the 2000 stocks ranked smaller in market capitalization than the largest 1000 stocks of the U.S. market.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the Russell 2000, as a result of the investment process discussed below, Great Lakes Advisors, LLC (the “Adviser”) anticipates that generally the Fund’s capitalization weightings will be similar to those of the Russell 2000 Index. The Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may also invest in foreign-domiciled companies whose shares trade on a U.S. and/or Canadian stock exchange.

The Fund follows a “core” strategy in that it does intend not to exhibit a pronounced style bias towards either “growth” or “value.”  The Adviser’s proprietary investment process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time.

The Fund is actively managed using a fundamental process that incorporates both quantitative screening techniques and rigorous investment analysis, which, in the small cap universe, the Adviser believes can add value due to the lack of an efficient market.  Many listed securities have limited published research coverage, which may result in the market not fully assessing the value or growth prospects of the companies.

The Adviser seeks to invest in the securities of companies it believes are undervalued by the marketplace in relation to the company’s ability to generate attractive returns on capital.  Attractive returns can then be reinvested in growth opportunities or a return of capital to shareholder in the form of dividends, debt repayment, or share buybacks.  The Adviser considers measures such as price/book (P/B) ratio, price/sales (P/S) ratio, price/earnings (P/E) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s future cash flows.

In addition to investing in common stocks, the Fund may invest in exchange traded funds (“ETF’s”) in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to companies within the Fund’s benchmark index.

The Adviser determines the size of each position (i.e., stocks owned by the Fund) by analyzing the tradeoffs among a number of factors, including the attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

Holdings are generally sold as they reach the Adviser’s valuation targets, or if the situation changes in an unexpected way which may permanently impair return prospects.  For example, situations can change due to management mis s -steps or changes in the macro-economic environment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

  Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Adviser's proprietary investment process.  The Adviser's assessment of the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's investment strategy will produce the desired results.

  Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

  Company Risk: Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time.  The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company.  While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.

  Small Company Risk: Companies with smaller market capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

  Risks Associated with Investing in ETFs: ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund's direct fees and expenses. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting the Fund's performance.

  Foreign Investing:  The Fund may invest in foreign-domiciled companies whose regular shares trade on U.S. and Canadian stock exchanges.  While such firms must meet certain disclosure requirements, investing in foreign companies may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, expropriation, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

  Portfolio Turnover Risk: The Fund’s trading activity could increase its transaction costs (thereby lowering performance) and increase the amount of taxes that a shareholder may pay.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund's inception. Returns for Class A shares, which are not presented, will vary from the returns for Class I shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-942-8434 or visiting www.whummer.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund's inception. Returns for Class A shares, which are not presented, will vary from the returns for Class I shares.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	null
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-942-8434
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.whummer.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return For Calendar Year s Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	null
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s Class I shares year-to-date return as of June 30, 2011 was 18.39% .

Best Quarter:	2nd Quarter 2009	28.42%
Worst Quarter:	1st Quarter 2009	(16.27)%

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	null
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	null
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.27%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	null
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	null
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	null
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns for Class I shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	null
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	null
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell 2000Ò Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  After-tax returns for Class A shares will vary from the after-tax returns for Class I shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	null
Wintrust Capital Small Cap Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load)(as a percentage of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	620
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,192
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,034
1 Year	rr_AverageAnnualReturnYear01	26.71%
Since Inception	rr_AverageAnnualReturnSinceInception	34.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2008
Wintrust Capital Small Cap Opportunity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,330
Annual Return 2009	rr_AnnualReturn2009	28.59%
Annual Return 2010	rr_AnnualReturn2010	27.09%
1 Year	rr_AverageAnnualReturnYear01	27.09%
Since Inception	rr_AverageAnnualReturnSinceInception	35.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2008
Wintrust Capital Small Cap Opportunity Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.87%
Since Inception	rr_AverageAnnualReturnSinceInception	33.21%
Wintrust Capital Small Cap Opportunity Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.49%
Since Inception	rr_AverageAnnualReturnSinceInception	29.54%
Wintrust Capital Small Cap Opportunity Fund | Russell 2000 ® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
Since Inception	rr_AverageAnnualReturnSinceInception	31.06%

[1]	The Fund's adviser has contractually agreed to reduce its fees and to r eimburse expenses, at least until July 31, 201 2 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.90%,0.65% and 0.55% of the daily average net assets attributable to each of the Class A, Class I and Class Y shares, respectively. Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or reimbursed. This agreement maybe terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2012. to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.24% and 0.99% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or reimbursed. This agreement maybe terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.